Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,620,000
Previously Paid Amount	0.00
Total Fee Amount	2,157.12
Total Offset Amount	0.00
Net Fee	2,157.12
Narrative - Max Aggregate Offering Price	$ 15,620,000
Final Prospectus	true